RIGHT OF USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Right Of Use Asset And Lease Liability [Abstract]
Changes in Right of Use Assets and Lease Liabilities	Changes in right of use assets and lease liabilities as of December 31, 2022 and 2021 are as follows:

	2022	2021
Lease liabilities:
As of the beginning of the year	613,061	1,560,702
Additions	693,629	111,492
Financial restatements	92,903	101,366
Foreign Exchange gain /(losses)	298,857	183,759
Gain on net monetary position	(349,670)	(409,989)
Decrease	—	(589,997)
Payments	(283,220)	(344,272)
As of the end of the year	1,065,560	613,061
Right of use assets:
As of the beginning of the year	603,627	1,315,502
Additions	693,629	111,492
Decrease	—	(546,665)
Depreciation	(246,717)	(276,702)
As of the end of the year	1,050,539	603,627